Filed with the Securities and Exchange Commission on June 12, 2000
                    1933 Act Registration File No. 333-78275
                           1940 Act File No. 811-09303

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

           Pre-Effective Amendment No.    |_|

           Post-Effective Amendment No. 5 |X|

                                       and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

           Amendment No. 8 |X|

                        (Check appropriate box or boxes.)

                           KINETICS MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                               1311 Mamaroneck Ave
                          WHITE PLAINS, NEW YORK 10605

              (Address and Zip Code of Principal Executive Offices)
                                 (800) 930-3828

               Registrant's Telephone Number, including Area Code

                                 Lee Schultheis
                               1311 Mamaroneck Ave
                          WHITE PLAINS, NEW YORK 10605

                    (Name and Address of Agent for Service)

                                 WITH A COPY TO:
                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                            New York, New York 10022

                AS SOON AS PRACTICAL AFTER THE EFFECTIVE DATE OF
                  THIS REGISTRATION STATEMENT Approximate Date
                           of Proposed Public Offering

                             SHARES OF COMMON STOCK
                     (Title of Securities Being Registered)


It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b)
         _______

                  on              pursuant to paragraph (b)
         _______     ____________

                  60 days after filing pursuant to paragraph (a)(1)
         _______

                  on ___________ pursuant to paragraph (a)(1)
         _______

           X      75 days after filing pursuant to paragraph (a)(2)
         _______

                  on              pursuant to paragraph (a)(2) of Rule 485.
         _______     ____________



                            THE ASIA TECHNOLOGY FUND

                     A SERIES OF KINETICS MUTUAL FUNDS, INC.
                             A MARYLAND CORPORATION

                                     [LOGO]

                                   PROSPECTUS

                                __________, 2000

                               Investment Adviser

                         KINETICS ASSET MANAGEMENT, INC.

                                   Sub-Adviser

                             UOB GLOBAL CAPITAL, LLC

                      Minimum Initial Investment --- $1,000

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                            THE ASIA TECHNOLOGY FUND

                     A SERIES OF KINETICS MUTUAL FUNDS, INC.

                                   PROSPECTUS

                              ______________, 2000

This prospectus discusses THE ASIA TECHNOLOGY FUND (the "Fund"), a series of Kinetics Mutual Funds, Inc. (the "Company"). The Fund is a no-load, non-diversified investment company which, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in The Asia Technology Portfolio (the "Portfolio"), a series of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust.

The Portfolio is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of companies operating primarily or located in Asia that the portfolio manager believes will benefit significantly from technological advances or improvements.

Investors should carefully consider this investment approach. For additional information regarding this investment structure, see "Unique Characteristics of Master/Feeder Fund Structure" on page __.

  THIS PROSPECTUS GIVES VITAL INFORMATION ABOUT THE FUND AND THE PORTFOLIO. FOR YOUR OWN BENEFIT AND PROTECTION, PLEASE READ IT BEFORE YOU INVEST, AND KEEP IT ON HAND FOR FUTURE REFERENCE.




                                TABLE OF CONTENTS

Risk/Return Summary...........................................................1
Who May Want to Invest........................................................2
Performance...................................................................3
Fees and Expenses of the Fund.................................................3
Investment Objective and Strategies...........................................4
Main Risks....................................................................6
Management of the Fund and the Portfolio......................................9
Valuation of Fund Shares......................................................10
How to Purchase Shares........................................................10
How to Redeem Shares..........................................................12
Exchange Privilege............................................................14
Distributions and Taxes.......................................................14
Distribution of Shares........................................................16
Unique Characteristics of Master/Feeder Fund Structure........................16
Counsel and Independent Auditors..............................................17
Financial Highlights..........................................................17





--------------------------------------------------------------------------------
                            THE ASIA TECHNOLOGY FUND
--------------------------------------------------------------------------------


                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests, without regard to size or industry, in the equity securities of Asian companies that the portfolio manager believes will benefit significantly from technological advances or improvements. Such companies may use technology extensively in the development of new or improved products or processes or, alternatively, may benefit from the commercialization of technological advances, although they may not be involved in research and development. The Portfolio may also, from time to time, utilize certain derivatives for hedging purposes and/or direct investment.

The Portfolio considers Asian companies to include companies that are organized under the laws of any country in the Asian/Pacific Rim region other than Australia and New Zealand. The Portfolio also considers companies to be Asian if UOB Global Capital LLC, the Portfolio's sub-adviser, determines that they: (i) derive at least 50% of their revenues from goods produced or sold, investments made or services performed in or with one or more of the Asian countries; (ii) maintain at least 50% of their assets in one or more Asian countries; or (iii) have securities which are traded principally on the stock exchange in an Asian country.

FUND STRUCTURE

The Portfolio has an investment objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser including, the current investment adviser, to manage the Fund's assets directly.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund and, indirectly, the Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Fund, the Portfolio and your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Portfolio is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The stocks selected by the sub-adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Portfolio's investment objective.

o LIQUIDITY RISKS: The sub-adviser may not be able to sell investment securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific development. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

o TECHNOLOGY INDUSTRY SPECIFIC RISKS: Companies that conduct business in the technology industries are subject to government regulation and the rate of change in technology and scientific innovation, as well as competition, which is generally higher than that of other industries.

o SMALL AND MEDIUM-SIZED COMPANY RISKS: The Portfolio may invest in the stocks of small, medium and large-sized companies. Small and medium-sized companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Portfolio's assets.

o POLITICAL RISKS: The Portfolio invests in securities of foreign countries that have experienced historical periods of political instability, which can carry higher returns but involve more risks than those associated with domestic investments.

o FOREIGN SECURITIES RISKS: The Portfolio invests in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o EMERGING MARKETS RISK. The Portfolio invests in emerging as well as developed markets in Asia and the Pacific Rim. Countries in emerging markets can have relatively unstable government economies based on only a few industries, and securities markets that trade a small number of issues.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Portfolio's shares more susceptible to certain risks than are shares of a more diversified mutual fund.

o DERIVATIVES RISKS: The Portfolio may utilize derivatives for hedging purposes and/or direct investment. Derivatives contain certain special risks including the imperfect correlation between the value of the derivative instrument and the value of the underlying asset.

                             WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

The Fund may be appropriate for investors who:

       o wish to invest for the long term.
       o want to diversify their portfolios.
       o want to allocate some portion of their long-term investments to growth
       o equity investing; and are willing to accept the volatility associated with equity investing.

                                   PERFORMANCE
--------------------------------------------------------------------------------

Because the Fund has had investment operations for less than a full year, there is no performance information available at this time.

                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows:

                                    FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES1                        THE ASIA
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)            TECHNOLOGY FUND
--------------------------------------------------- ------------------
Maximum Sales Charge (Load) Imposed on Purchases          None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                      None
(as a percentage of offering price)
---------------------------------------------------
Maximum Sales Charge (Load) on Reinvested                 None
Dividends
---------------------------------------------------
Redemption Fee                                            None
(as a percentage of amount redeemed, if
applicable)
---------------------------------------------------
Exchange Fee2                                             None
---------------------------------------------------
Maximum Account Fee3                                      None

ESTIMATED ANNUAL OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                                           1.25%5,6

Distribution (Rule 12b-1) Fees                              None

Other Expenses                                             1.00%

Estimated Total Annual Fund Operating Expenses             2.25%4
                                                    ===================

1 Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Fund and any other series of Kinetics Mutual Funds, Inc.

2 The Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between series of Kinetics Mutual Funds,Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

3 IRA accounts are assessed a $12.50 annual fee.

4 The investment adviser has voluntarily agreed to limit the total annual operating expenses of the Fund so that they do not exceed more than 2.25% of the Fund's average daily net assets on an annualized basis for the year ending December 31, 2000. This voluntary cap may be terminated by the investment adviser after that date.

5 The investment adviser pays the sub-adviser the amount of __% of the Fund's average daily net assets from the 1.25% advisory fee collected by the investment adviser.

6 The management fees paid by the Fund reflect the fees paid by the Fund and the Portfolio for investment advisory services.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST FOR THE FUND WOULD
BE:

        1 YEAR                  3 YEARS
         $228                     $703


                       INVESTMENT OBJECTIVE AND STRATEGIES
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital.

INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts, of Asian companies that the portfolio manager believes will benefit significantly from technological advances or improvements. Such companies may use technology extensively in the development of new or improved products or processes or benefit from the commercialization of technological advances, although they may not be involved in research and development.

Under normal circumstances, the Fund will invest in at least three different Asian countries. The Fund considers Asian companies to include companies that are organized under the laws of any country in the Asian/Pacific Rim region other than Australia and New Zealand, including Sri Lanka, Hong Kong, Pakistan, Japan, Thailand, Malaysia, Brunei, China, Cambodia, Taiwan, India, Indonesia, South Korea, the Philippines, Singapore, Vietnam and Myanmar. The Fund also considers companies to be Asian if the Fund's sub-adviser, determines that they:
(i) derive at least 50% of their revenues from goods produced or sold, investments made or services performed in or with one or more of the Asian countries; (ii) maintain at least 50% of their assets in one or more Asian countries; or (iii) have securities which are traded principally on the stock exchange in an Asian country.

The Fund is not restricted with respect to its allocation of the Fund's assets among Asian countries. The portfolio manager will determine such allocation in its discretion based on various factors such as the prospects for economic growth, expected inflation levels, government policies and the range of available investment opportunities.

The companies in which the Fund invests may be large, medium or small in size if, in the adviser's opinion, the companies meet the Fund's investment criteria. Furthermore, portfolio securities will be selected from a wide variety of industries. Industries likely to be represented in the investment portfolio include the Internet, computers and computer periphials, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials and defense and aerospace products and services.

Portfolio securities are selected based on a rigorous bottom-up approach to identify undervalued stocks. The portfolio manager will emphasize intensive research and stock picking as the basis of a disciplined and systematic approach to identifying such under-priced securities. Fundamental parameters that are value and/or growth oriented are used to screen the stock universe to identify companies that are likely to outperform. In addition, regular company visits are an intrinsic part of the screening process. Other investment techniques such as top-down macro analysis and market valuation are used by the sub-adviser to support asset allocation decisions among the various Asian countries listed above. Quantitative tools are used by the sub-adviser to help identify and manage the Fund's exposure to different risk factors. The sub-adviser considers whether to sell a particular security when any of these factors materially change.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

FORWARD FOREIGN EXCHANGE CONTRACTS. When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

OPTIONS AND WARRANTS. An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

FUTURES CONTRACTS. Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index. The Fund may enter into foreign currency forward contracts, repurchase agreements, ARINs, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in high quality, debt and money market instruments issued or guaranteed by U.S. or Asian issuers or governments, their agencies or instrumentalities. The Fund may invest up to 35% of its assets in these securities to maintain liquidity. To the extent that the Fund engages in this temporary, defensive strategy, the Fund may not achieve its investment objective.

                                   MAIN RISKS
--------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS
All mutual funds carry risk which may cause you to lose money on your investment in the Fund. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in the Fund are substantially identical to the risks associated with the Fund's investment in the Portfolio. The following describes the primary risks to the Fund of investing in the Portfolio due to the Portfolio's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund or the Portfolio cannot give any assurance that its investment objective will be achieved.

Because it invests in Asian and Pacific region countries and emerging markets, the Portfolio's returns will be significantly more volatile and may differ substantially from the overall U.S. market generally. Your investment has the risk that market changes or other factors affecting Asian and Pacific region countries and other emerging markets, including political instability and unpredictable economic conditions, may have a more significant effect on the Portfolio's net asset value than would be the case for a mutual fund invested in U.S. securities.

MARKET RISK
The net asset value of the Portfolio will fluctuate based on changes in the value of its underlying portfolio. Stock markets are generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Portfolio invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Portfolio is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Portfolio's shares and total return will fluctuate, and your investment in the Fund may be worth more or less than your original cost when you redeem your shares.

FOREIGN SECURITIES
Investing in foreign securities can carry higher returns than those generally associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. The Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, mutual funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

EMERGING MARKET RISKS
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

REGIONAL RISKS
Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Asian countries. For example, some of the currencies of Asian countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Although there is a trend toward less government involvement in commerce, governments of many Asian countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Asian countries, which could affect private sector companies and the Portfolio, as well as the value of the Portfolio's investment securities.

OTHER SECURITIES THE FUND MIGHT PURCHASE
Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the portfolio manager believes that market conditions warrant a temporary defensive posture, the Portfolio may invest without limitation in high quality, short-term debt securities and money market instruments issued or guaranteed by Asian or U.S. issuers, governments, agencies or their instrumentalities. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and government securities, repurchase agreements or their equivalents. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING
The Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, the Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Portfolio would suffer a loss.

NON-DIVERSIFICATION
The Portfolio is classified as "non-diversified" under federal securities laws which means that one-half of the Portfolio's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of the Portfolio's total assets. As a result of their non-diversified status, the Portfolio's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MEDIUM-SIZED COMPANIES
The Portfolio may invest in small and medium-sized companies. Accordingly, the Portfolio may be subject to the additional risks associated with investment in companies with small or medium-sized capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If the Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of the Portfolio and your investment in the Fund will be more susceptible to significant losses.

FUND BORROWING
The Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. The Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Portfolio on borrowed funds would decrease the net earnings of your investment in the Portfolio.

DERIVATIVES RISK
The successful use of the investment practices described above depends on the portfolio manager's ability to forecast stock price movements and/or currency exchange rate movements correctly. Should stock prices or exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

The Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by the Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Portfolio would have to be exercised in order for the Portfolio to realize any profit and (ii) the Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolio will be able to utilize these instruments effectively. In addition, the Portfolio's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

                    MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. Founded in 1996, Kinetics, based in White Plains, N.Y., provides investment advisory services to a family of ten 100% no-load mutual funds with discretionary management authority over approximately $1.50 billion in assets at March 31, 1999. The investment adviser conducts investment research and provides staff and supervisory personnel to the Portfolio. The investment adviser also assists and consults with the sub-adviser as to the Portfolio's investment program, approves the list of foreign countries recommended by the sub-adviser for investment and manages the Portfolio's daily cash position. The investment adviser receives an annual fee from the Portfolio for its services of 1.25% of the Portfolio's average daily net assets.

Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.

SUB-ADVISER
The investment adviser has entered into a sub-advisory agreement with UOB Global Capital LLC (the "sub-adviser"), to assist it in the day-to-day management of the investment portfolio. The sub-adviser determines which securities will be purchased, retained or sold for the Portfolio, places orders for the Portfolio and provides the investment adviser with information on international investment and economic developments. The sub-adviser's fees of __% of the Portfolio's average daily net assets are paid by the investment adviser out of the investment adviser's annual advisory fees.

The sub-adviser is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. The sub-adviser has entered into an arrangement with its affiliate, UOB Asset Management Ltd. (UOBAM), pursuant to which UOBAM has agreed to make available certain of its investment, operations and compliance personnel to the sub-adviser. UOBAM is located at UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624. At December 31, 1999, together with its affiliates, the sub-adviser had discretionary management authority over approximately $2.17 billion in assets.

PORTFOLIO MANAGER
The Fund's portfolio manager is Thio Boon Kiat, who joined the UOB Group in 1994 and who has been a portfolio manager with the sub-adviser since April 2000. Under the supervision of Daniel Chan, a member of the sub-adviser's Investment Committee, he is primarily responsible for the day-to-day management of the Fund's investment portfolio.

Mr. Thio, who also serves as the Head of the Global Technology/Telecom Sector Investment Team of UOB Asset Management Ltd. (UOBAM), has over 6 years of investment experience. Previously, he worked in the Special Investments department at the Government of Singapore Investment Corp. Prior to that he spent 6 years as a naval officer for the Singapore Ministry of Defense. He holds a BBA from the National University of Singapore and is a Certified Financial Analyst.

Mr. Chan has over 20 years of investment experience. He currently serves as Chief Investment Officer and Managing Director of UOBAM. He has been with United Overseas Bank Group (UOB) since 1982 and the Sub-Adviser since its inception in 1998. He is responsible for all aspects of the investment process. He is also the current Chairperson of the Investment Management Association of Singapore. Prior to joining UOB, he was a Vice President at Sun Hung Kai Securities in Singapore. He holds a BBA from the National University of Singapore.

                            VALUATION OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily. The NAV of the Portfolio is calculated in a manner identical to that of the Fund.

The Portfolio's securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of portfolio shares.

TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of the Portfolio, the investment adviser values foreign securities held by the Portfolio at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of the Portfolio's securities, these securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees.

                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

IN GENERAL

Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder's Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

THE MINIMUM TELEPHONE PURCHASE IS $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF THE FUND'S SHARES.

AUTOMATIC INVESTMENT PLAN
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL

To purchase the Fund's shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to THE ASIA TECHNOLOGY FUND, C/O KINETICS MUTUAL FUNDS, INC., to:


REGULAR MAIL                                        OVERNIGHT OR EXPRESS MAIL
--------------------------------------------------------------------------------

KINETICS MUTUAL FUNDS, INC.                KINETICS MUTUAL FUNDS, INC.
THE ASIA TECHNOLOGY FUND                   THE ASIA TECHNOLOGY FUND
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

PURCHASE BY WIRE
Before wiring any funds, please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

o  Wire to:                Firstar Bank, N.A.
o  ABA Number:             0750-00022
o  Credit:                 Firstar Mutual Fund Services, LLC
o  Account:                112-952-137
o  Further Credit:         Kinetics Mutual Funds, Inc.
                           THE ASIA TECHNOLOGY FUND
                           (Shareholder Name/Account Registration)
                           (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set its initial and subsequent investment minimums in its discretion. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

IN GENERAL
You may redeem part or all of the Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, BUT NOT FROM A NOTARY PUBLIC. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:



REGULAR MAIL                               OVERNIGHT OR EXPRESS MAIL

KINETICS MUTUAL FUNDS, INC.                KINETICS MUTUAL FUNDS, INC.
THE ASIA TECHNOLOGY FUND                   THE ASIA TECHNOLOGY FUND
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Requests for redemption in "good order" must:

o  indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o  specify the number of shares or dollar amount to be redeemed,
o  indicate your account registration number, and
o  include your social security number or tax identification number.

TELEPHONE REDEMPTION
If you are authorized to perform telephone transactions (either by selecting that option on your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o  that you correctly state your Fund account number
o  the name in which your account is registered
o the social security or tax identification number under which the account is registered
o  the address of the account holder, as stated in the New Account Application
   Form

WIRE REDEMPTION
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

IRA REDEMPTION
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

You can exchange your shares in the Fund for shares of any other mutual fund offered by the Company. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the prospectus of a fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other mutual funds offered by the Company and about exercising your exchange privilege.

                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the Fund in which shareholders are already invested, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

TAXES

The Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.


                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR
Kinetics Funds Distributor, Inc. ("KFDI") 1311 Mamaroneck Avenue, Suite 130, White Plains, New York 10605 is the distributor of the Fund's shares. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

SHAREHOLDER SERVICING AGENT
Kinetics is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder-servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR
Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT
Firstar Bank, N.A.  serves as Custodian for the Fund's cash and  securities.
The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the Fund's Sub-Administrator, also acts as the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.


             UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company. The Portfolio, in turn, invests in investment securities, using the strategies described in this prospectus.

In addition to selling shares of beneficial interest to the Fund, the Portfolio could also sell such shares of beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different mutual funds or institutional investors that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger investors in the Portfolio. For example, if a large feeder fund (an investor in the fund) were to withdraw from the Portfolio, the remaining investors might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured mutual funds that have mutual funds or institutional investors as shareholders. Investors with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio's objective, policies or restrictions might require the Company to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The SAI contains more information about the Fund, the Master/Feeder Fund Structure and the types of securities in which the Portfolio may invest.

                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin, have been selected as independent auditors for the Fund for the year ending December 31, 2000.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Because the Fund has been in operation for less than a year, no financial highlights are being reported at this time.

                           KINETICS MUTUAL FUNDS, INC.
                            THE ASIA TECHNOLOGY FUND
--------------------------------------------------------------------------------

Investment Adviser,                           KINETICS ASSET MANAGEMENT, INC.
Administrator,                                1311 MAMARONECK AVENUE
and Shareholder Servicing Agent               WHITE PLAINS, NY 10605

Legal Counsel                                 SPITZER & FELDMAN P.C.
                                              405 PARK AVENUE
                                              NEW YORK, NY 10022

Independent Auditors                          PRICEWATERHOUSECOOPERS LLP
                                              EAST WISCONSIN AVENUE, SUITE 1500,
                                              MILWAUKEE, WISCONSIN 53202

Transfer Agent, Fund Accountant,              FIRSTAR MUTUAL FUND SERVICES, LLC
and Sub-Administrator                         615 EAST MICHIGAN STREET
                                              MILWAUKEE, WI 53202

Custodian                                     FIRSTAR BANK, N.A.
                                              615 EAST MICHIGAN STREET
                                              MILWAUKEE, WI 53202

YOU MAY OBTAIN THE FOLLOWING AND OTHER INFORMATION ON THE FUND FREE OF CHARGE:

STATEMENTS OF ADDITIONAL INFORMATION (SAI) DATED ________, 2000

The SAI of the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT

The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

TELEPHONE:                 INTERNET:
(800) 930-3828             HTTP://WWW.SEC.GOV (TEXT ONLY VERSION)
                           HTTP://WWW.KINETICSFUNDS.COM

MAIL:
KINETICS MUTUAL FUNDS, INC.
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI 53201-0701

SECURITIES AND EXCHANGE COMMISSION:
You may review and obtain copies of Kinetic Mutual Funds information (including the SAIs) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-09303



   THE ASIA TECHNOLOGY FUND

                     a series of Kinetics Mutual Funds, Inc.

                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                                 (800) 930-3828

                                 ________, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general Information about The Asia Technology Fund (the "Fund") and The Asia Technology Portfolio (the "Portfolio"). The Fund is a series of Kinetics Mutual Funds, Inc. (the "Company"), a Maryland corporation. The Portfolio is a series of Kinetics Portfolios Trust. (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated _______________, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is an open-end non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of the Fund. To obtain a copy of the Prospectus and SAI of the Portfolio dated ________, 2000 providing general information about the Portfolio, which is incorporated hereto by reference, please write the Portfolio at the address set forth above or call the telephone number shown above.





                            THE ASIA TECHNOLOGY FUND

The Fund.......................................................................1
Investment Objective, Strategies, and Risks....................................1
Investment Policies and Associated Risks.......................................1
Investment Restrictions........................................................9
Temporary Investments.........................................................10
Management of the Fund .......................................................10
Control Persons and Principal Holders of Securities...........................12
Investment Adviser............................................................13
Administrative Services.......................................................14
Custodian.....................................................................15
Capitalization................................................................15
Valuation of Shares...........................................................15
Purchasing Shares.............................................................16
Redemption of Shares..........................................................17
Brokerage.....................................................................18
Taxes.........................................................................18
Performance Information.......................................................19
Independent Auditors..........................................................20
Financial Statements..........................................................21
Appendix......................................................................22



THE FUND
--------------------------------------------------------------------------------

The Fund is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested, without regard to size or industry, in the equity securities of Asian companies that the portfolio manager believes will benefit significantly from technological advances or improvements. Such companies may use technology extensively in the development of new or improved products or processes or, alternatively, may benefit from the commercialization of technological advances, although they may not be involved in research and development. The Portfolio may also, from time to time, utilize certain derivatives for hedging purposes and/or direct investment.

Under normal circumstances, the Portfolio will invest in at least three different Asian countries. The Portfolio considers Asian companies to include companies that are organized under the laws of any country in the Asian/Pacific Rim region other than Australia and New Zealand, including the Sri Lanka, Hong Kong, Pakistan, Japan, Thailand, Malaysia, Brunei, China, Cambodia, Taiwan, India, Indonesia, South Korea, the Philippines, Singapore, Vietnam and Myanmar. The Portfolio also considers companies to be Asian if UOB Global Capital LLC, the Portfolio's sub-adviser, determines that they: (i) derive at least 50% of their revenues from goods produced or sold, investments made or services performed in or with one or more of the Asian countries; (ii) maintain at least 50% of their assets in one or more Asian countries; or (iii) have securities which are traded principally on the stock exchange in an Asian country.

INVESTMENT POLICIES AND ASSOCIATED RISKS
-------------------------------------------------------------------------------

The Fund's and the Portfolio's investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

INVESTMENT IN TECHNOLOGY AND SCIENCE DRIVEN COMPANIES. The sub-adviser believes that because of rapid advances in technology, science, and biotechnology, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. Industries likely to be represented in the portfolio include the Internet, computers, networking and internetworking software, computer aided design, telecommunications, media and information services, medical devices and biotechnology. The Portfolio may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.

The technology, science, and biotechnology areas have exhibited and continue to exhibit rapid growth due to the mass adoption of the Internet, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the technology market can be expected to grow with the market and will frequently be found in the Portfolio's cache of investment securities. The expansion of technology and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. The Portfolio's investment policies are not limited to any minimum capitalization requirement and the Portfolio may hold securities without regard to the capitalization of the issuer. The sub-adviser's overall stock selection for the Portfolio is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

Companies in the rapidly changing fields of technology, science, and biotechnology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Portfolio's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Portfolio is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The technology, science, and biotechnology areas may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

COMMON AND PREFERRED STOCK
Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES
The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's and Fund's shareholders.

DERIVATIVES

BUYING CALL AND PUT OPTIONS. The Portfolio may purchase call options. Such transaction may be entered into in order tom limit the risk of a substantial increase in the market price of the security that the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

The Portfolio may purchase put options. By buying a put, the Portfolio has the right to sell the security at the exercise price, thus limiting its risk of risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

WRITING (SELLING) CALL AND PUT OPTIONS. The Portfolio may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as the Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by the Portfolio give the holder the right to buy the underlying securities from the Portfolio as a stated exercise price. A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolio may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolio. The Portfolio's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered in to a closing purchase transaction.

As a writer of an option, the Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause the Portfolio to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Portfolio's ability to close out the option it has written.

The Portfolio may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, the Portfolio may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Portfolio will own the underlying securities. Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicated the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When the Portfolio writes a secured put option, in will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Portfolio's ability to close out the option that it has written.

The writer of an option who wishes to terminate his or her obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that the Portfolio will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Portfolio to use cash or proceeds from the investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Portfolio will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. The Portfolio will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING OVER-THE-COUNTER ("OTC") OPTIONS. The Portfolio may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, the Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote to option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the Securities and Exchange Commission has often taken the position that purchased OTC options and the assets used to "cover" written OTC options are illiquid securities. The Portfolio will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Portfolio.

FUTURES CONTRACTS. The Portfolio may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases the Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time the Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin". Thereafter, the Portfolio may need to make subsequent deposits, known as "variation margin", to reflect changes in the level of the stock index. The Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of the Portfolio's net assets.

To the extent the Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

RISKS ASSOCIATED WITH OPTIONS AND FUTURES. Although the Portfolio may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, the Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of the Portfolio's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Portfolio's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of the Portfolio's investment securities may differ substantially from the changes anticipated by the Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Portfolio's initial investment in such a contract.

Successful use of futures contracts depends upon the sub-adviser's ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the sub-adviser's judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on the Portfolio's strategies for hedging its securities.

MASTER/FEEDER FUND STRUCTURE
Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company. Accordingly, a shareholder's interest in the Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that the assets of the Fund are managed as part of a larger pool of assets. Since the Fund invests all of its assets in the Portfolio, it holds only beneficial interests in the Portfolio; the Portfolio invests directly in individual securities of other issuers. The Fund otherwise continues its normal operation. The Board of Directors retains its right to withdraw the Fund's investment from the Portfolio at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Certain changes in the Portfolio's objective, policies or restrictions may require the Company to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution ) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio , the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors.

Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and will cast all of its votes in the Portfolio in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Unless otherwise noted, the Fund and the Portfolio have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1. The Fund will not act as underwriter for securities of other issuers.

2. The Fund will not make loans.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Fund. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

6. The Fund will not invest in the securities of any one industry except in Asian companies that the portfolio manager believes will benefit significantly from technological advances or improvements, with the exception of securities issued or guaranteed by either of the Asian or the U.S. Government, agencies, and instrumentalities if, as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of Asian companies that the portfolio manager believes will benefit significantly from technological advances or improvements. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8. The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS/BOARD OF TRUSTEES

The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors and Board of Trustees of the Company and the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Fund or the Portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolio's shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Fund and the Portfolio and appoints the officers who conduct the daily business of the Fund and the Portfolio. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years. "Interested persons" are designated by an asterisk that appears beside their names.

----------------------------------- --------- ------------------------ -------------------------------------------

NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------

*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
25 Holly Place                                of the Boards            Management, Inc. (1999 to Present);
Briarcliff, NY 10510                                                   President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director/Trustee         Attorney, Campbell and Campbell,
68 East Hartsdale Avenue                                               Counselors-at-Law (1995 to Present).
Hartsdale, NY 10530
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46     Director/Trustee         President, Horizon Asset Management, an
30 Haights Cross Road                                                  investment adviser (1994 to Present).
Chappaqua, NY 10514
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36           Independent        Attorney and Counselor at Law,
146 Fairview Avenue                            Director/Independent    Steven Russell Law Firm (1994 to
Bayport, NY 11705                                     Trustee          Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36           Independent        Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                 Director/Independent    Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                                 Trustee          D. Alpern & Co. (1985 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37           Independent        Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                             Director/Independent    to Present).
Bayshore, NY 11706                                    Trustee          Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45           Independent        Senior Vice President, Marketing & Sales,
54 Woodland Drive                              Director/Independent    IBJ Whitehall Financial Group, a
Rye Brook, NY 10573                                   Trustee          financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68           Independent        Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                               Director/Independent    Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                              Trustee          President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43        Vice President &      Managing Director & COO of Kinetics Asset
54 Kelsey Ridge Road                           Treasurer of each of    Management (1999 to Present); President &
Freeport, ME 04032                              the Company and the    Director of Business. Development, Vista
                                                       Trust           Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

COMPENSATION
For their service as Directors and Trustees of the Company and the Trust, respectively, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman. The "interested persons" who serve as Directors and Trustees of the Company or the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Fund or the Portfolio. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 1999.


                           KINETICS MUTUAL FUNDS, INC.
                               COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT       ESTIMATED ANNUAL   TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS          BENEFITS UPON     FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES          RETIREMENT      COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director
Kathleen Campbell*                 None                 None                   None                    None
Director
Murray Stahl***                    None                 None                   None                   $3,844
Director
Steven T. Russell                  None                 None                   None                   $5,500
Independent Director
Douglas Cohen, CPA                 None                 None                   None                   $6,094
Independent Director
William J. Graham                  None                 None                   None                   $5,500
Independent Director
Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director
John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

** Includes compensation paid by Kinetics Portfolios Trust.

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3,844 as total compensation from the Fund and Fund complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
Currently, there are no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they beneficially own in excess of 25% of the outstanding equity securities. Principal holders are persons that beneficially own 5% more of the Fund's outstanding shares.

MANAGEMENT OWNERSHIP

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
-------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000, the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

SUB-ADVISER
On June 20, 2000, the Board of Trustees, on behalf of the Portfolio, approved a sub-advisory agreement between the Adviser and UOB Global Capital LLC (the "sub-adviser"), pursuant to which the sub-adviser will assist it in the day-to-day management of the investment portfolio. The sub-advisory agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. In the event that the Advisory Agreement under any circumstances, the sub-advisory agreement shall also automatically be terminated.

The sub-adviser determines which securities will be purchased, retained or sold for the Portfolio, places orders for the Portfolio and provides the investment adviser with information on international investment and economic developments. The sub-adviser's fees of __% of the Portfolio's average daily net assets are paid by the investment adviser out of the investment adviser's annual advisory fees.

The sub-adviser is located at 592 Fifth Avenue, Suite 602, New York, New York 10036. The sub-adviser has entered into an arrangement with its affiliate, UOB Asset Management Ltd. (UOBAM), pursuant to which UOBAM has agreed to make available certain of its investment, operations and compliance personnel to the sub-adviser. UOBAM is located at UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624. At December 31, 1999, together with its affiliates, the sub-adviser had discretionary management authority over approximately $2.17 billion in assets. Under the Agreement, Kinetics supervises the sub-adviser which, in turn, furnishes investment advice to the Fund by continuously reviewing the portfolio and recommending to the Fund when, and to what extent, securities should be purchased or disposed. The sub-adviser's investment decisions are made subject to the direction and supervision of the Adviser and the Board of Trustees. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees. Pursuant to the Agreement, the Adviser is responsible directly, or indirectly through the sub-adviser, for:

o rendering research, statistical and advisory services to the Portfolio;
o making specific recommendations based on the Portfolio's investment requirements; and
o paying the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

OTHER FEES AND EXPENSES

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee from the Fund pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund and the Portfolio. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets and 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Firstar Bank has also serves as custodian of the shares of beneficial interest of the Portfolio held by the Fund pursuant to a Sub-Custody Agreement under which Firstar Bank is responsible for the safekeeping of the Fund's shares of beneficial interest and all necessary records and documents relating to such shares.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS

The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
-------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                            The Asia Technology Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X| the shareholder's name,

|X| the name of the Fund,

|X| the account number,

|X| the share or dollar amount to be redeemed, and

|X| signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock
    Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other  "eligible guarantor institution"  as defined in the Securities
    Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Portfolio's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Portfolio or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Portfolio has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Trustees evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, the Fund (which is treated separately from each other series of the Company for these purposes), must distribute to its shareholders for each taxable year at least 90% of the Fund's taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months; and
(iii) at the close of each quarter, (a) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.

The Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                               c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o NASDAQ Composite - The NASDAQ Composite Index is a broad-based capitalization - weighted index of all NASDAQ stocks.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.



APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


     KINETICS MUTUAL FUNDS, INC.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(A) AMENDED AND RESTATED ARTICLES OF INCORPORATION1

(B) AMENDED AND RESTATED BY-LAWS1

(C) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS. Incorporated by reference to Articles of Incorporation and Bylaws.

(D) INVESTMENT ADVISORY AGREEMENTS between Registrant and Kinetics Asset Management, Inc.1

(E) UNDERWRITING CONTRACTS.  To be filed by subsequent amendment.

(F) BONUS OR PROFIT SHARING CONTRACTS.  Not applicable.

(G) CUSTODIAN CONTRACT between Registrant and Firstar Bank Milwaukee, N.A.1

(H) OTHER MATERIAL CONTRACTS

(1) ADMINISTRATIVE SERVICES AGREEMENT between Registrant and Kinetics Asset Management, Inc.1

(2) FUND ACCOUNTING SERVICING AGREEMENT between Registrant and Firstar Mutual Fund Services, LLC.1

(3) TRANSFER AGENT AGREEMENT between Registrant and Firstar Mutual Fund Services, LLC1

(4) SHAREHOLDER SERVICING AGREEMENT between Registrant and Kinetics Asset Management, Inc.1

(5) AGREEMENT OF THE JOINT INSUREDS between Registrant and The Internet Fund, Inc.1

(I) LEGAL OPINION1

(J) OTHER OPINIONS.

(1) CONSENT OF AUDITORS  - To be filed by amendment.

(K) OMITTED FINANCIAL STATEMENTS.  Not applicable.

(L) INITIAL CAPITAL UNDERSTANDING1

(M) RULE 12B-1 PLAN.  Not applicable.

(N) FINANCIAL DATA SCHEDULES - Not applicable.

(O) RULE 18F-3 PLAN.  Not applicable.

Filed September 7, 1999 with Pre-effective Amendment No. 3 to the Registration Statement.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

         Besides serving as investment adviser to the Fund, the Adviser is not currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Part B of this Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS:

         (1)(a) As of the date of this filing, Kinetics Funds
         Distributor, Inc. ("KFDI"), a Co-Distributor for shares of the Registrant, also serves as the private placement agent for Kinetics Portfolios Trust.

         (b) To the best of the Registrant's knowledge, as of the date of the filing, Lee W. Schultheis is the President and sole director of KFDI. The Address of KFDI is 1311 Mamaroneck Avenue, White Plains, New York 10605. Mr. Schultheis is the Vice President and Treasurer of Kinetics Portfolios Trust.

         (c) None


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

RECORDS RELATING TO:                         ARE LOCATED AT:
--------------------                         ---------------
(1)  Registrant's fund accounting            Firstar Mutual Funds Services, LLC
servicing agent, sub-administrator and       615 East Michigan Street
transfer                                     Milwaukee, Wisconsin 53202
(2)  Registrant's investment adviser,        Kinetics Asset Management, Inc
administrator                                1311 Mamaroneck Avenue
                                             White Plains, NY  10605

(3)  Registrant's custodian                  Firstar Bank, N.A.
                                             777 E. Wisconsin Avenue
                                             Milwaukee, WI  53202

ITEM 29. MANAGEMENT SERVICES:
         Not applicable.

ITEM 30. UNDERTAKINGS:
         Not applicable.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KINETICS MUTUAL FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of White Plains and State of New York, on the 12th day of June, 2000.

                           KINETICS MUTUAL FUNDS, INC.

                           _/S/STEVEN R. SAMSON______

                           Steven R. Samson, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons representing all of the members of the Board of Directors on June 12, 2000.

NAME                                     TITLE

/S/STEVEN R. SAMSON________              President, Chairman of the Board
---------------------------
Steven R. Samson

/S/KATHLEEN CAMPBELL_______              Director
---------------------------
Kathleen Campbell

/S/DOUGLAS COHEN__________               Director
---------------------------
Douglas Cohen

/S/ WILLIAM J. GRAHAM________            Director
---------------------------
William J. Graham

/S/STEVEN T. RUSSELL_________            Director
-----------------------------
Steven T. Russell

/S/MURRAY STAHL____________              Director
-----------------------------
Murray Stahl

/S/JOSEPH E. BRESLIN_________            Director
-----------------------------
Joseph E. Breslin

/S/JOHN J. SULLIVAN__________            Director
-----------------------------
John J. Sullivan

         Pursuant to the requirements of the Investment Company Act of 1940, the undersigned hereby signs this Amendment to the Registration Statement of Kinetics Mutual Funds, Inc. on behalf of the Board of Trustees of Kinetics Portfolios Trust in the City of White Plains and State of New York, on the 12th day of June, 2000.

                            KINETICS PORTFOLIOS TRUST

                               /s/Steven R. Samson
                                Steven R. Samson,
                       President and Chairman of the Board